Summary of Significant Accounting Policies (Details 1) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Schedule of property, plant and equipment
Accumulated Depreciation	$ (1,208,018)	$ (979,162)
Property, plant and equipment, net	519,321	569,031
Office equipment [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	37,079	35,949
Furniture and fixtures [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	237,734	229,927
Terminals [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	87,319
Computers and Software [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	$ 1,365,207	$ 1,282,317